Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Description of Business and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

SilverSun Technologies, Inc. and subsidiaries (the “Company”, “we”, “us”, “our”) are involved in the acquisition and build-out of technology engaged in providing transformational business management applications and professional consulting services to small and medium companies, primarily in manufacturing, distribution and service industries.  We are executing a growth strategy centered on the development of our own proprietary business management solutions, including our MAPADOC® Electronic Data Interchange (EDI) solution and 36 other proprietary solutions and enhancements; as well as on the acquisition of application resellers and software publishers of unique and proprietary solutions in the extensive and expanding, but highly fragmented, business solutions marketplace.

The Company is publicly traded and is currently quoted on the OTCQB marketplace (“OTCQB”) under the symbol “SSNT.”

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC) and consequently do not include all information and footnotes required by GAAP for complete financial statements.  In the opinion of management, the accompanying unaudited condensed financial statements contain all adjustments considered necessary for a fair presentation of such interim results. These results are not necessarily indicative of the results to be expected for the full year. The December 31, 2013 balance sheet included herein was derived from the audited financial statements included in the Company’s annual report on Form 10-K as of that date. Accordingly, the financial statements included herein should be reviewed in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2013 filed with the SEC on March 31, 2014.

NOTE 1 - DESCRIPTION OF BUSINESS

Description of Business

SilverSun Technologies, Inc. (the “Company”) is an information technology company, and a value added reseller and master developer for Sage Software’s Sage100/500 and ERP X3 financial and accounting software as well as the publisher of its own proprietary Electronic Data Interchange (EDI) software, “MAPADOC.”  The Company focuses on the business software and information technology consulting market, and is looking for other opportunities to grow its business. The Company sells services and products to various end users, manufacturers, wholesalers and distributor industry clients located throughout the United States. In June 2011, the Company changed its name from Trey Resources, Inc. to SilverSun Technologies, Inc. The Company is publicly traded and is currently quoted on the Over-the-Counter Bulletin Board (“OTCBB”) under the symbol “SSNT.”

In June 2012 the Company completed the purchase of selected assets and obligations of HighTower, Inc., a leading Chicago-based reseller of Sage software applications and a publisher of proprietary business management enhancements.